15. SEGMENTED FINANCIAL INFORMATION: Schedule of Geographic information (Tables)	12 Months Ended
Dec. 31, 2025
Tables/Schedules
Schedule of Geographic information

	December 31, 2025	December 31, 2024
Non-current assets
Portugal	$ 390,609	$ 209,886
Kosovo	1	-
Finland	614,113	682,644
Canada	224,799	154,292
	$ 1,229,522	$ 1,046,822

	Years ended
	December 31, 2025	December 31, 2024
Mineral exploration expenses
Portugal	$ 279,349	$ 33,260
Kosovo	-	28,356
	$ 279,349	$ 61,616